UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09459

        Nuveen Arizona Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Arizona Dividend Advantage Municipal Fund (NFZ) October 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 7.0% (4.7% of Total Investments)
$1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB-	$1,008,780
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/29
300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	308,082
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001,
	5.250%, 9/01/21
305	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB-	309,538
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34

	Healthcare - 12.4% (8.3% of Total Investments)
550	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network,	12/10 at 102.00	BBB	612,216
	Series 2000, 6.875%, 12/01/20
365	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A-	408,099
	1999A, 6.625%, 7/01/20
750	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic	7/14 at 100.00	A-	781,583
	Healthcare West, Series 2004A, 5.375%, 7/01/23
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3	1,060,570
	Healthcare, Series 2001, 5.800%, 12/01/31

	Housing/Multifamily - 6.5% (4.4% of Total Investments)
1,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	7/09 at 102.00	Aaa	1,018,430
	Whispering Palms Apartments, Series 1999A, 5.900%, 7/01/29 - MBIA Insured
275	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	6/11 at 102.00	Aaa	287,414
	Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)
205	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	4/15 at 100.00	Aaa	204,475
	Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

	Housing/Single Family - 0.5% (0.3% of Total Investments)
105	Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage Revenue	11/10 at 101.00	AAA	108,044
	Bonds, Series 2001A-4, 5.050%, 5/01/17

	Industrials - 2.2% (1.5% of Total Investments)
510	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	515,911
	Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put
	3/01/08)

	Tax Obligation/General - 12.2% (8.2% of Total Investments)
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second	7/15 at 100.00	AAA	1,053,620
	Series 2005, 5.000%, 7/01/20 (WI, settling 11/09/05) - FGIC Insured
180	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/15 at 100.00	AAA	189,070
	2005B, 5.000%, 7/01/23 - MBIA Insured
500	Tucson, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/01/20 - FGIC Insured	No Opt. Call	AAA	529,650
1,020	Tucson, Arizona, General Obligation Refunding Bonds, Series 1997, 5.000%, 7/01/19	7/07 at 100.00	AA	1,045,347

	Tax Obligation/Limited - 53.0% (35.6% of Total Investments)
2,750	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%, 7/01/18 -	7/14 at 100.00	AAA	3,081,210
	AMBAC Insured
1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	Aaa	1,085,150
	Series 2003A, 5.375%, 7/01/21 - MBIA Insured
100	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2005,	7/15 at 100.00	N/R	99,663
	5.500%, 7/15/29
197	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien	7/10 at 102.00	N/R	216,625
	Bonds, Series 2001A, 7.875%, 7/01/25
1,180	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/23 -	7/13 at 100.00	AAA	1,229,407
	AMBAC Insured
900	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II, Series	3/12 at 100.00	AAA	968,508
	2001, 5.250%, 9/15/16 - AMBAC Insured
510	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza	7/15 at 100.00	AAA	535,699
	Expansion Project, Series 2005A, 5.000%, 7/01/22 - FGIC Insured
680	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue	No Opt. Call	A	694,722
	Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured
2,675	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/21	7/13 at 100.00	AA+	2,797,809
1,000	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 - AMBAC Insured	7/14 at 100.00	AAA	1,077,440
500	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	N/R	503,090
	2005, 5.750%, 7/15/24

	U.S. Guaranteed *** - 14.0% (9.4% of Total Investments)
700	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2001, 5.500%, 7/01/18	7/11 at 100.00	AAA	767,025
	(Pre-refunded to 7/01/11)
2,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon	6/07 at 102.00	A***	2,135,940
	Community Learning Center Project, Series 2000, 6.350%, 6/01/26 (Pre-refunded to 6/01/07) - ACA
	Insured
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
	Refunding Bonds, Series 1997A:
140	5.000%, 1/01/20 (Pre-refunded to 1/01/08)	1/08 at 101.00	AA***	146,520
180	5.000%, 1/01/20 (Pre-refunded to 1/01/11)	1/11 at 101.00	AA***	191,995

	Utilities - 31.1% (20.9% of Total Investments)
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,647,165
	Hoover Project, Series 2001, 5.250%, 10/01/17
500	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series	11/05 at 100.00	B-	499,965
	1997B, 5.800%, 11/01/32 (Alternative Minimum Tax)
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 - FGIC Insured	No Opt. Call	AAA	1,101,340
350	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	368,179
	Insured
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR:
1,000	5.000%, 7/01/26 - XLCA Insured	7/15 at 100.00	AAA	1,049,580
1,000	5.000%, 7/01/30 - XLCA Insured	7/15 at 100.00	AAA	1,038,390
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/12 at 101.00	AA	1,073,960
	Refunding Bonds, Series 2002A, 5.250%, 1/01/18
200	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/13 at 100.00	AA	208,594
	Bonds, Series 2002B, 5.000%, 1/01/22
235	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/08 at 101.00	AA	242,967
	Refunding Bonds, Series 1997A, 5.000%, 1/01/20

	Water and Sewer - 10.0% (6.7% of Total Investments)
225	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	234,421
	5.000%, 7/01/23 - MBIA Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,551,855
	2002, 5.000%, 7/01/26 - FGIC Insured
510	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	529,981
	2005, 5.000%, 7/01/29 - MBIA Insured

$32,597	Total Long-Term Investments (cost $33,505,418) - 148.9%			34,518,029

	Other Assets Less Liabilities - 2.9%			656,427

	Preferred Shares, at Liquidation Value - (51.8)%			(12,000,000)

	Net Assets Applicable to Common Shares - 100%			$23,174,456

Forward Swaps outstanding at October 31, 2005:

Counterparty	Notional Amount	Fixed Rate Paid by the Fund (annualized)	Fixed Rate Payment Frequency	Floating Rate Received by the Fund Based On	Floating Rate Payment Frequency	Effective Date(2)	Termination Date	Unrealized Appreciation

Citigroup	$200,000	4.699%	Semi-annually	3-month USD-LIBOR	Quarterly	2/27/06	2/27/26	$13,855
Morgan Stanley	700,000	4.816%	Semi-annually	3-month USD-LIBOR	Quarterly	2/15/06	2/15/36	50,682

								$64,537

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest rate payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $33,556,438.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$1,097,063
Depreciation	(135,472)

Net unrealized appreciation of investments	$961,591

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.